Balance Sheet (Parenthetical)	Mar. 11, 2021 $ / shares shares
Preferred stock par value | $ / shares	$ 0.0001
Preferred stock, shares authorized	1,000,000
Preferred stock, shares issued	0
Preferred stock, shares outstanding	0
Common Class A [Member]
Temporary equity, shares subject to possible redemption, par value | $ / shares	$ 0.0001
Temporary equity, redemption price per share | $ / shares	$ 10.00
Temporary equity, shares issued	23,000,000
Temporary equity, shares outstanding	23,000,000
Common stock, par value | $ / shares	$ 0.0001
Common stock, shares authorized	200,000,000
Common stock, shares outstanding	23,760,000
Common Class A [Member] | Not Subject To Redemption [Member]
Common stock, shares issued	760,000
Common stock, shares outstanding	760,000
Common Class B [Member]
Common stock, par value | $ / shares	$ 0.0001
Common stock, shares authorized	20,000,000
Common stock, shares issued	5,750,000
Common stock, shares outstanding	5,750,000